Inventories (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories
Inventories recognized as an expense	$ 75.1	$ 72.1
Ore on leach pads and ore stockpiles write-down to net realizable value	$ 1.7	$ 8.5